Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Argentina: 1.2%
65,349	(1)	Arcos Dorados Holdings, Inc.	$422,155	0.1
35,390	(1)	Cresud SACIF y A ADR	179,781	0.1
34,601	(1)	IRSA Inversiones y Representaciones SA ADR	153,282	0.0
6,781	(1)	IRSA Propiedades Comerciales SA ADR	16,207	0.0
4,450	(1)	MercadoLibre, Inc.	5,037,667	1.0
			5,809,092	1.2

		Australia: 0.2%
12,400	(2)	BHP Group Ltd. ADR	788,640	0.2

		Brazil: 5.0%
89,161		Ambev SA	252,702	0.1
310,549	(1)	Americanas SA	1,858,580	0.4
93,290		B3 SA - Brasil Bolsa Balcao	257,904	0.1
204,009		Banco Bradesco SA ADR	875,199	0.2
90,862	(2)	Banco Santander Brasil S.A. ADR	569,705	0.1
199,432	(1),(2)	BRF SA ADR	835,620	0.2
173,000	(1)	Clear Sale SA	376,944	0.1
24,712		Energisa SA - Unit	204,394	0.0
61,732		Equatorial Energia SA	267,384	0.1
365,000		Fleury SA	1,393,985	0.3
11,357	(2)	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	14,310	0.0
25,284		Hypera S.A.	148,082	0.0
198,700	(1)	Infracommerce CXAAS SA	596,089	0.1
311,395		Itau Unibanco Holding SA ADR	1,469,784	0.3
42,744		JBS SA	283,667	0.1
1,156,400		JSL SA	1,554,904	0.3
449,400	(1),(3)	Locaweb Servicos de Internet SA	826,000	0.2
705,000		Movida Participacoes SA	2,190,637	0.4
74,498		Petroleo Brasileiro SA ADR	994,548	0.2
191,300	(3)	Rede D'Or Sao Luiz SA	1,603,143	0.3
49,824	(1)	Rumo SA	147,686	0.0
104,050		Sendas Distribuidora SA	248,069	0.1
82,558	(2)	Telefonica Brasil SA-VIV ADR	774,394	0.2
232,257		TIM SA/Brazil	583,037	0.1
26,426		Totvs S.A.	145,664	0.0
30,390		Transmissora Alianca de Energia Eletrica SA	218,792	0.0
60,623		Vale SA	925,882	0.2
57,836		Vale SA ADR	877,951	0.2
1,332,000		Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,097,908	0.6
95,804	(1)	Vasta Platform Ltd.	505,845	0.1
36,661		Vibra Energia SA	158,033	0.0
298,100	(1)	Westwing Comercio Varejista Ltd.a	212,764	0.0
7,189	(1)	XP, Inc.	239,466	0.0
			24,709,072	5.0

		Chile: 0.5%
134,007		Cencosud SA	246,835	0.1
18,845		Cia Cervecerias Unidas SA	156,389	0.0
19,497		Empresas COPEC SA	163,626	0.0
57,535		Falabella SA	204,783	0.0
32,737		Sociedad Quimica y Minera de Chile SA ADR	1,772,709	0.4
			2,544,342	0.5

		China: 23.1%
226,700	(1)	Alibaba Group Holding Ltd.	3,553,197	0.7
22,604	(1)	Alibaba Group Holding Ltd. BABA ADR	2,843,357	0.6
356,000	(1)	Alibaba Health Information Technology Ltd.	268,335	0.1
1,392,750	(3)	A-Living Smart City Services Co. Ltd - H Shares	2,711,478	0.6
350,000	(1)	Aluminum Corp. of China Ltd. - H Shares	184,193	0.0
230,000		Angang Steel Co., Ltd. - H Shares	100,925	0.0
146,500		Anhui Conch Cement Co., Ltd. - H Shares	774,916	0.2
11,600		Anta Sports Products Ltd.	174,177	0.0
17,198	(1)	Baidu, Inc. ADR	2,747,209	0.6
3,597	(1)	BeiGene Ltd. ADR	872,560	0.2
80,500		Beijing Enterprises Holdings Ltd.	274,422	0.1
256,000	(1)	Brilliance China Automotive Holdings Ltd.	117,760	0.0
6,500		Byd Co., Ltd. - H Shares	192,251	0.0
2,164,000	(3)	CGN Power Co. Ltd. - H Shares	597,912	0.1
412,000		China Coal Energy Co. - H Shares	230,581	0.1
218,000		China Conch Venture Holdings Ltd.	1,036,303	0.2
233,000		China Construction Bank - H Shares	178,792	0.0
3,337,000		China Education Group Holdings Ltd.	2,920,735	0.6
819,000	(3)	China Feihe Ltd.	1,135,758	0.2
81,200		China Gas Holdings Ltd.	137,957	0.0
119,500		China Hongqiao Group Ltd.	135,026	0.0
101,300		China International Marine Containers Group Co. Ltd. - H Shares	182,746	0.0
133,000		China Medical System Holdings Ltd.	222,713	0.1
115,690		China Merchants Port Holdings Co. Ltd.	213,815	0.1
132,500		China Overseas Land & Investment Ltd.	391,071	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
1,197,650		China Petroleum & Chemical Corp. - H Shares	$627,077	0.1
899,000		China Power International Development Ltd. - H Shares	444,927	0.1
395,000		China Railway Group Ltd. - H Shares	243,827	0.1
24,000		China Resources Beer Holdings Co Ltd.	179,181	0.0
74,000		China Resources Gas Group Ltd.	370,140	0.1
256,000		China Resources Power Holdings Co.	623,432	0.1
163,500		China Shenhua Energy Co., Ltd. - H Shares	402,152	0.1
219,000		CITIC Ltd.	245,960	0.1
107,100	(1)	COSCO Shipping Holdings Co., Ltd. - H Shares	194,840	0.0
272,000		COSCO Shipping Ports, Ltd.	216,676	0.1
442,200		CSG Holding Co. Ltd.	176,923	0.0
232,800		CSPC Pharmaceutical Group Ltd.	282,943	0.1
23,000	(1),(2)	DiDi Global, Inc. ADR	83,030	0.0
48,700		ENN Energy Holdings Ltd.	775,318	0.2
287,500	(1),(3)	Evergrande Property Services Group Ltd.	94,389	0.0
1,717,000		Fu Shou Yuan International Group Ltd.	1,347,520	0.3
546,000		Shougang Fushan Resources Group Ltd.	167,534	0.0
288,600	(1)	GDS Holdings Ltd.	1,507,128	0.3
97,000		GoerTek, Inc. - A Shares	731,530	0.2
110,200		Haier Smart Home Co. Ltd. - H Shares	441,797	0.1
82,000		Haitian International Holdings Ltd.	213,337	0.0
156,500		Hengan International Group Co., Ltd.	765,021	0.2
21,823	(1)	iQIYI, Inc. ADR	89,038	0.0
99,555	(1)	JD.com, Inc. ADR	7,454,678	1.5
11,341	(1)	JD.com, Inc. - Class A	429,840	0.1
180,000		Jiangxi Copper Co., Ltd. - H Shares	295,157	0.1
141,000		Kingboard Holdings Ltd.	680,709	0.1
2,000,000		Kunlun Energy Co. Ltd.	2,074,096	0.4
30,700		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	9,177,859	1.9
38,000		Li Ning Co. Ltd.	370,804	0.1
20,556	(1)	Lufax Holding Ltd. ADR	102,163	0.0
32,100	(1),(3)	Meituan Class B	957,682	0.2
468,000		Metallurgical Corp. of China Ltd. - H Shares	125,510	0.0
117,250		NetEase, Inc.	2,448,121	0.5
4,056,000		PetroChina Co., Ltd. - H Shares	2,011,338	0.4
164,600	(3)	Pharmaron Beijing Co. Ltd. - H Shares	2,094,026	0.4
466,000		PICC Property & Casualty Co., Ltd. - H Shares	434,197	0.1
865,871		Ping An Bank Co. Ltd. - A Shares	2,172,381	0.4
146,500		Ping An Insurance Group Co. of China Ltd. - H Shares	1,162,598	0.2
244,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	203,289	0.0
281,884		Qingdao TGOOD Electric Co. Ltd. - A Shares	912,902	0.2
82,199	(1)	Shandong Head Co. Ltd. - A Shares	660,913	0.1
360,135		Shanghai Baosight Software Co. Ltd. - A Shares	3,080,742	0.6
58,000	(1)	Shanghai Baosight Software Co., Ltd. - Class B	268,569	0.1
45,000		Shenzhen Inovance Technology Co. Ltd. - A Shares	430,863	0.1
25,000		Shenzhou International Group Holdings Ltd.	463,874	0.1
550,000		Sinotrans Ltd. - H Shares	179,048	0.0
38,877	(1)	Sohu.com Ltd. ADR	707,561	0.1
90,000		Sungrow Power Supply Co. Ltd. - A Shares	1,633,944	0.3
238,200		Tencent Holdings Ltd.	14,926,155	3.0
422,000		Tingyi Cayman Islands Holding Corp.	874,293	0.2
1,553,000	(3)	Topsports International Holdings Ltd. - H Shares	1,403,228	0.3
20,416	(1)	Trip.com Group Ltd. ADR	543,270	0.1
212,000		Tsingtao Brewery Co., Ltd. - H Shares	1,907,991	0.4
957,600		Uni-President China Holdings Ltd.	905,056	0.2
26,415	(1)	Weibo Corp. ADR	915,280	0.2
2,500	(1)	Weibo Corp.	81,121	0.0
137,612		Weichai Power Co. Ltd. - H Shares	249,715	0.1
299,900		Wuliangye Yibin Co. Ltd. - A Shares	9,441,078	1.9
220,500	(1),(3)	Wuxi Biologics Cayman, Inc.	2,210,020	0.5
43,300		Wuxi Shangji Automation Co. Ltd. - A Shares	869,298	0.2
296,927		Yifeng Pharmacy Chain Co. Ltd. - A Shares	2,326,448	0.5
41,650		Yum China Holdings, Inc.	2,002,464	0.4
23,950	(1)	Zai Lab Ltd.	1,131,284	0.2
33,000		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	518,995	0.1
4,000	(1),(2)	Zhihu, Inc. ADR	17,080	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
21,000		Zhongsheng Group Holdings Ltd.	$161,324	0.0
			113,438,873	23.1

		Czech Republic: 0.1%
13,143		CEZ AS	487,650	0.1

		Egypt: 0.8%
4,203,268	(1)	Cleopatra Hospital	1,302,986	0.3
665,816	(1)	Commercial International Bank Egypt SAE	2,182,382	0.4
623,372	(1)	Fawry for Banking & Payment Technology Services SAE	394,830	0.1
200,345		Juhayna Food Industries	89,937	0.0
			3,970,135	0.8

		Georgia: 0.4%
105,572		Bank of Georgia Group PLC	2,084,321	0.4

		Germany: 0.7%
42,100	(1),(3)	Delivery Hero SE	3,249,680	0.7

		Greece: 0.1%
13,494		Hellenic Telecommunications Organization SA	262,286	0.1
9,705		Mytilineos SA	166,018	0.0
			428,304	0.1

		Hungary: 0.6%
46,161	(1)	OTP Bank Nyrt	2,678,593	0.5
16,329		Richter Gedeon Nyrt	430,380	0.1
			3,108,973	0.6

		India: 14.0%
8,539		ACC Ltd.	263,309	0.1
18,089		Adani Ports & Special Economic Zone, Ltd.	175,082	0.0
60,890		Ambuja Cements Ltd.	299,760	0.1
7,819		Asian Paints Ltd.	331,338	0.1
44,227		Aurobindo Pharma Ltd.	377,611	0.1
77,300		Bharat Electronics Ltd.	218,828	0.0
29,063		Bharat Petroleum Corp. Ltd.	155,629	0.0
4,088		Britannia Industries Ltd.	194,378	0.0
337,000		Cholamandalam Investment and Finance Co. Ltd.	2,863,792	0.6
21,296		Cipla Ltd.	270,349	0.1
215,935		Coal India Ltd.	464,696	0.1
10,336		Colgate-Palmolive India Ltd.	197,894	0.0
19,486		Container Corp. Of India Ltd.	170,021	0.0
13,547		Cummins India Ltd.	171,836	0.0
3,549		Divis Laboratories Ltd.	192,717	0.0
251,567		GAIL India Ltd.	490,549	0.1
13,466	(1)	Godrej Consumer Products Ltd.	161,111	0.0
25,108		Grasim Industries Ltd.	584,663	0.1
19,942		Gujarat Gas Ltd.	180,966	0.0
12,939		Havells India Ltd.	206,821	0.0
133,692		HCL Technologies Ltd.	1,984,094	0.4
431,301		HDFC Bank Ltd.	8,673,936	1.8
47,700		HDFC Bank Ltd. ADR	3,273,651	0.7
6,004		Hero Motocorp Ltd.	220,597	0.0
77,406		Hindalco Industries Ltd.	513,144	0.1
6,560		Housing Development Finance Corp.	223,832	0.0
123,584		Indian Oil Corp. Ltd.	209,078	0.0
22,950		Indraprastha Gas Ltd.	121,445	0.0
2,143		Info Edge India Ltd.	141,846	0.0
139,954		Infosys Ltd.	3,292,798	0.7
85,561		ITC Ltd.	254,110	0.1
47,729		JSW Steel Ltd.	406,626	0.1
15,514		Larsen & Toubro Ltd.	399,808	0.1
3,272	(3)	Larsen & Toubro Infotech Ltd.	276,922	0.1
19,427	(3)	Laurus Labs Ltd.	131,717	0.0
20,583		Mahindra & Mahindra Ltd.	246,190	0.1
42,747		Marico Ltd.	277,369	0.1
13,530		Mphasis Ltd.	568,186	0.1
318		MRF Ltd.	308,826	0.1
905		Nestle India Ltd.	225,673	0.0
141,220		NMDC Ltd.	265,783	0.1
373,402		NTPC Ltd.	716,073	0.1
114,000	(1)	Oberoi Realty Ltd.	1,408,269	0.3
146,618		Oil & Natural Gas Corp., Ltd.	342,836	0.1
122,342		Oil India Ltd.	396,157	0.1
4,460		Oracle Financial Services Software Ltd.	211,147	0.0
402		Page Industries Ltd.	229,619	0.1
80,095		Petronet LNG Ltd.	230,256	0.1
105,465		Phoenix Mills Ltd.	1,413,888	0.3
3,801		PI Industries Ltd.	124,746	0.0
6,173		Pidilite Industries Ltd.	203,849	0.0
259,094		Power Grid Corp. of India Ltd.	750,932	0.2
40,672		Rajesh Exports Ltd.	461,061	0.1
688,325		Reliance Industries Ltd.	22,182,783	4.5
576		Shree Cement Ltd.	188,332	0.0
8,062		SRF Ltd.	260,770	0.1
28,292		Sun Pharmaceutical Industries Ltd.	317,848	0.1
59,277		Tata Consultancy Services Ltd.	2,984,944	0.6
105,964		Tata Consumer Products Ltd.	1,037,514	0.2
193,109		Tata Power Co. Ltd.	642,843	0.1
63,526		Tata Steel Ltd.	936,724	0.2
58,560		Tech Mahindra Ltd.	1,168,958	0.2
7,416		Titan Co., Ltd.	236,468	0.1
3,602		Ultratech Cement Ltd.	350,073	0.1
32,816		UPL Ltd.	343,815	0.1
121,704		Vedanta Ltd.	530,884	0.1
16,473		Voltas Ltd.	262,602	0.1
60,961		Wipro Ltd.	470,672	0.1
47,885		Zee Entertainment Enterprises Ltd.	187,292	0.0
			68,578,336	14.0

		Indonesia: 2.0%
6,289,500		Astra International Tbk PT	2,407,163	0.5

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
14,880,000		Bank BTPN Syariah Tbk PT	$3,621,114	0.7
5,854,100		Bank Central Asia Tbk PT	3,113,780	0.6
2,756,300		Telkom Indonesia Persero Tbk PT	807,253	0.2
			9,949,310	2.0

		Kazakhstan: 0.5%
30,880		Kaspi.KZ JSC GDR	2,641,718	0.5

		Kuwait: 0.4%
82,475		Agility Public Warehousing Co. KSC	274,526	0.1
99,237		Humansoft Holding Co. KSC	1,020,883	0.2
136,515		Mobile Telecommunications Co. KSCP	269,788	0.1
73,978		National Bank of Kuwait SAKP	253,591	0.0
			1,818,788	0.4

		Malaysia: 0.3%
240,100		Axiata Group Bhd	213,397	0.0
228,200		Digi.Com BHD	207,470	0.0
170,300		Petronas Chemicals Group Bhd	361,717	0.1
201,500		Public Bank BHD	202,972	0.0
549,100		Sime Darby Bhd	282,193	0.1
159,000		Tenaga Nasional BHD	348,793	0.1
399,787	(1)	UEM Sunrise Bhd	29,805	0.0
			1,646,347	0.3

		Mexico: 3.7%
354,916		Alfa SA de CV	257,223	0.1
41,193		America Movil SAB de CV-AMX ADR	776,900	0.2
451,513		America Movil SAB de CV-AMXL	424,853	0.1
45,997		Arca Continental SAB de CV	271,460	0.1
215,375		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,212,561	0.2
257,479	(1)	Cemex SA de CV - Unit	157,773	0.0
104,561	(1)	Cemex SAB de CV ADR	639,913	0.1
19,007		Coca-Cola Femsa SA de CV ADR	1,003,950	0.2
88,103		Coca-Cola Femsa SAB de CV - Unit	464,646	0.1
261,340		Fibra Uno Administracion SA de CV	268,587	0.1
15,214		Fomento Economico Mexicano SAB de CV ADR	1,144,397	0.2
66,443		Fomento Economico Mexicano SAB de CV - Unit	500,319	0.1
19,555		Gruma SAB de CV	255,737	0.1
237,106		Grupo Bimbo SAB de CV	743,226	0.1
28,009		Grupo Cementos de Chihuahua SAB de CV	196,001	0.0
215,693		Grupo Financiero Banorte	1,364,341	0.3
106,403		Grupo Mexico SA de CV Series B	457,582	0.1
176,282		Grupo Televisa S.A. - Unit	361,315	0.1
170,742		Grupo Televisa SAB ADR	1,746,691	0.4
100,590		Orbia Advance Corp. SAB de CV	235,627	0.0
367,007		Qualitas Controladora SAB de CV	1,983,596	0.4
540,000		Regional SAB de CV	3,075,393	0.6
107,655		Wal-Mart de Mexico SAB de CV	365,165	0.1
			17,907,256	3.7

		Netherlands: 1.9%
113,434		Prosus NV	9,437,188	1.9

		Peru: 0.2%
87,676	(1),(2)	Cia de Minas Buenaventura SAA ADR	710,176	0.2

		Philippines: 1.3%
9,176,500	(1)	Bloomberry Resorts Corp.	1,130,287	0.2
1,209,130		International Container Terminal Services, Inc.	4,756,338	1.0
1,245,300	(1),(3)	Monde Nissin Corp.	400,157	0.1
6,330		PLDT, Inc.	227,744	0.0
			6,514,526	1.3

		Poland: 0.2%
112,300	(1)	InPost SA	911,676	0.2

		Qatar: 0.1%
115,327		Commercial Bank PQSC	226,473	0.0
51,268		Industries Qatar QSC	236,979	0.1
			463,452	0.1

		Romania: 0.0%
1,873,766		OMV Petrom SA	201,327	0.0

		Russia: 5.1%
147,440		Alrosa PJSC	216,900	0.0
951,000	(3)	Detsky Mir PJSC	1,260,149	0.3
342,800		Fix Price Group Ltd. GDR	1,956,870	0.4
478,420		Gazprom PJSC ADR	4,138,333	0.8
71,881		Gazprom PJSC	310,578	0.1
22,051		Lukoil PJSC ADR	1,959,672	0.4
3,059		Lukoil PJSC	271,581	0.1
12,720		Magnit OJSC	829,771	0.2
242,660		Magnitogorsk Iron & Steel Works PJSC	192,135	0.0
18,262	(1)	VK Co. Ltd. GDR	147,373	0.0
1,056		MMC Norilsk Nickel OJSC	296,175	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Russia: (continued)
81,884		Mobile Telesystems OJSC	$305,970	0.1
74,810		Novolipetsk Steel PJSC	206,673	0.0
3,651		PhosAgro PJSC	257,991	0.0
453,015		Rosneft Oil Co. PJSC GDR	3,375,905	0.7
63,340		Sberbank of Russia PJSC	218,284	0.0
410,245		Sberbank PAO ADR	5,727,020	1.2
14,488		Severstal PAO	282,322	0.1
30,922		Tatneft PJSC	199,069	0.0
59,681	(1)	Yandex NV	2,868,269	0.6
			25,021,040	5.1

		Saudi Arabia: 0.7%
9,593		Al Rajhi Bank	380,963	0.1
32,603		Alinma Bank	261,399	0.0
17,725	(1)	Bank AlBilad	263,469	0.1
6,153		Bupa Arabia for Cooperative Insurance Co.	244,336	0.0
5,673		Dr Sulaiman Al Habib Medical Services Group Co.	250,636	0.0
5,597		Jarir Marketing Co.	301,190	0.1
4,254		Mouwasat Medical Services Co.	224,886	0.0
28,251		Riyad Bank	256,013	0.0
9,224		SABIC Agri-Nutrients Co.	418,194	0.1
38,414		Saudi Electricity Co.	270,116	0.1
13,785		Saudi National Bank	271,151	0.1
8,530		Saudi Telecom Co.	268,363	0.1
			3,410,716	0.7

		Singapore: 0.4%
13,435	(1)	Sea Ltd. ADR	2,019,415	0.4

		South Africa: 1.5%
42,608		AVI Ltd.	211,977	0.0
1,864		Capitec Bank Holdings Ltd.	244,748	0.0
17,251		Clicks Group Ltd.	331,237	0.1
18,573	(1)	Distell Group Holdings Ltd.	204,381	0.0
19,321		Exxaro Resources Ltd.	208,747	0.0
43,516		FirstRand Ltd.	175,417	0.0
20,949		Mr Price Group Ltd.	277,844	0.1
68,309	(1)	MTN Group Ltd.	859,049	0.2
53,408		MultiChoice Group	438,029	0.1
1,359		Naspers Ltd.	219,680	0.1
41,767		Pick n Pay Stores Ltd.	138,589	0.0
51,587	(1)	PSG Group Ltd.	282,436	0.1
17,576		Reinet Investments SCA	348,192	0.1
21,843		Shoprite Holdings Ltd.	298,455	0.1
779,110		Transaction Capital Ltd.	2,206,549	0.4
34,511		Vodacom Group Pty Ltd.	329,685	0.1
161,873		Woolworths Holdings Ltd./South Africa	559,272	0.1
			7,334,287	1.5

		South Korea: 11.1%
31,800	(1)	Doosan Fuel Cell Co. Ltd.	931,804	0.2
2,417	(1)	E-Mart, Inc.	269,016	0.1
6,541		GS Engineering & Construction Corp.	217,675	0.0
5,304		GS Holdings Corp.	171,250	0.0
7,522		Hana Financial Group, Inc.	283,417	0.1
8,369		Hankook Tire & Technology Co. Ltd.	236,317	0.0
8,614		Hyundai Engineering & Construction Co. Ltd.	308,486	0.1
1,407		Hyundai Mobis Co. Ltd.	276,198	0.1
5,260		Hyundai Steel Co.	173,728	0.0
1,463	(1)	Kakao Corp.	105,675	0.0
5,001		KB Financial Group, Inc.	247,848	0.0
798		KCC Corp.	258,515	0.1
12,274		Kia Corp.	855,814	0.2
19,038	(1)	Korea Electric Power Corp.	327,343	0.1
765		Korea Zinc Co., Ltd.	325,414	0.1
6,582	(1)	KT&G Corp.	425,170	0.1
1,788		Kumho Petrochemical Co. Ltd.	221,969	0.0
9,923		LG Chem Ltd.	5,319,330	1.1
3,075		LG Corp.	190,162	0.0
14,829		LG Display Co., Ltd.	249,388	0.0
7,075		LG Electronics, Inc.	768,646	0.2
959		LG Innotek Co. Ltd.	288,323	0.1
144,399		LG Uplus Corp.	1,573,464	0.3
1,283		Lotte Confectionery Co. Ltd.	125,291	0.0
5,899		Lotte Corp.	131,791	0.0
12,750		NAVER Corp.	3,367,792	0.7
5,895		POSCO	1,318,673	0.3
2,273		Samsung Electro-Mechanics Co. Ltd.	345,810	0.1
213,491		Samsung Electronics Co., Ltd. 005930	13,278,946	2.7
12,332		Samsung Life Insurance Co. Ltd.	624,602	0.1
2,092		Samsung SDI Co., Ltd.	1,038,226	0.2
17,374		Shinhan Financial Group Co., Ltd.	556,475	0.1
830		SK, Inc.	153,649	0.0
116,672		SK Hynix, Inc.	12,076,467	2.5
47,862	(1)	SK Square Co. Ltd.	2,183,666	0.4
69,399	(2)	SK Telecom Co. Ltd. ADR	1,821,030	0.4
74,037		SK Telecom Co., Ltd.	3,523,801	0.7
			54,571,171	11.1

		Taiwan: 15.6%
19,000		Accton Technology Corp.	183,477	0.0
469,000		Acer, Inc.	486,391	0.1
24,794		Advantech Co. Ltd.	343,653	0.1
214,000		ASE Technology Holding Co. Ltd	779,408	0.2
123,000		Asia Cement Corp.	197,068	0.0
43,000		Asustek Computer, Inc.	562,160	0.1
365,000		AU Optronics Corp.	271,351	0.1
57,000		Catcher Technology Co., Ltd.	321,185	0.1
87,000		Cathay Financial Holding Co., Ltd.	201,801	0.0
32,278		Chailease Holding Co. Ltd.	296,065	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
106,000		Chicony Electronics Co. Ltd.	$340,118	0.1
444,000		China Development Financial Holding Corp.	296,179	0.1
407,000		China Steel Corp.	498,090	0.1
189,500		Chroma ATE, Inc.	1,477,137	0.3
81,000		Chunghwa Telecom Co., Ltd.	344,252	0.1
214,000		CTBC Financial Holding Co. Ltd.	215,136	0.0
111,000		Delta Electronics, Inc.	1,095,065	0.2
12,000		Eclat Textile Co. Ltd.	266,214	0.0
249,000		Far Eastern New Century Corp.	260,846	0.0
1,097,000	(1),(3)	FIT Hon Teng Ltd.	193,126	0.0
116,000		Formosa Chemicals & Fibre Co.	332,522	0.1
90,000		Formosa Plastics Corp.	345,102	0.1
154,000		Foxconn Technology Co., Ltd.	339,240	0.1
102,000		Fubon Financial Holding Co., Ltd.	281,470	0.1
365,000		HON HAI Precision Industry Co., Ltd.	1,364,709	0.3
443,000		Innolux Corp.	278,253	0.1
364,000		Lite-On Technology Corp.	840,697	0.2
504,000		MediaTek, Inc.	20,018,474	4.1
41,000		Micro-Star International Co., Ltd.	229,329	0.0
153,000		Nan Ya Plastics Corp.	483,135	0.1
78,000		Novatek Microelectronics Corp., Ltd.	1,371,727	0.3
5,000		Parade Technologies Ltd.	369,146	0.1
110,000		Powertech Technology, Inc.	392,061	0.1
138,407		Poya International Co. Ltd.	2,112,325	0.4
184,000		Quanta Computer, Inc.	622,783	0.1
35,000		Realtek Semiconductor Corp.	679,005	0.1
231,679		Taiwan Cement Corp.	394,023	0.1
48,000		Taiwan Mobile Co., Ltd.	172,531	0.0
1,466,000		Taiwan Semiconductor Manufacturing Co., Ltd.	33,896,842	6.9
88,000		Uni-President Enterprises Corp.	215,685	0.0
522,000		United Microelectronics Corp.	1,090,614	0.2
60,000		Vanguard International Semiconductor Corp.	289,435	0.1
5,000		Voltronic Power Technology Corp.	257,677	0.0
41,000		Wiwynn Corp.	1,503,003	0.3
267,000		Yuanta Financial Holding Co., Ltd.	245,488	0.0
			76,753,998	15.6

		Thailand: 0.4%
48,300		Advanced Info Service PCL	320,835	0.1
153,000		Intouch Holdings PCL - Foreign	354,399	0.1
682,400		Land & Houses PCL - Foreign	201,583	0.0
9,200		PTT Exploration & Production PCL	36,108	0.0
60,900		PTT Exploration & Production PCL - Foreign	239,022	0.1
168,100		PTT PCL - Foreign	198,462	0.0
37,100		Siam Cement PCL - Foreign	430,953	0.1
			1,781,362	0.4

		Turkey: 1.2%
542,163		Akbank TAS	326,643	0.0
180,319		Agesa Hayat ve Emeklilik AS	380,937	0.1
27,846		BIM Birlesik Magazalar AS	147,067	0.0
4,300	(1)	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR	8,213	0.0
123,494		Eregli Demir ve Celik Fabrikalari TAS	252,917	0.0
865,930	(1),(3)	MLP Saglik Hizmetleri AS	2,216,791	0.5
1,006,810		Sok Marketler Ticaret AS	1,095,981	0.2
132,000		Tofas Turk Otomobil Fabrikasi AS	789,310	0.2
301,704		Turkcell Iletisim Hizmet AS	425,492	0.1
83,479		Turkcell Iletisim Hizmet AS ADR	298,020	0.1
			5,941,371	1.2

		United Arab Emirates: 0.4%
91,360		Abu Dhabi Commercial Bank PJSC	222,863	0.1
353,794		Aldar Properties PJSC	399,286	0.1
144,316		Dubai Islamic Bank PJSC	217,112	0.0
150,474		Emaar Properties PJSC	200,503	0.0
48,426		Emirates NBD Bank PJSC	176,617	0.0
44,063		Emirates Telecommunications Group Co. PJSC	396,800	0.1
43,921		First Abu Dhabi Bank PJSC	239,153	0.1
			1,852,334	0.4

		United Kingdom: 0.8%
58,372	(1)	Georgia Capital PLC	507,139	0.1
1,174,000	(1)	Helios Towers PLC	2,425,209	0.5
10,300	(2)	Rio Tinto PLC ADR	735,420	0.2
			3,667,768	0.8

		United States: 1.2%
22,062		Intel Corp.	1,077,067	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
60,334	Micron Technology, Inc.	$4,963,678	1.0
		6,040,745	1.2

	Total Common Stock
	(Cost $431,074,715)	469,793,389	95.7

PREFERRED STOCK: 2.2%
	Brazil: 0.6%
50,298	Banco Bradesco SA	217,196	0.1
19,453	Bradespar SA	98,619	0.0
47,005	Cia de Transmissao de Energia Eletrica Paulista	214,041	0.0
117,947	Cia Energetica de Minas Gerais	293,418	0.1
162,942	Cia Paranaense de Energia	221,548	0.1
35,287	Gerdau SA	185,403	0.0
341,472	Itausa SA	658,495	0.1
790,000	Raizen SA	961,074	0.2
		2,849,794	0.6

	Russia: 0.3%
773,154	Surgutneftegas	373,159	0.1
378	(1) Transneft PJSC	724,338	0.1
194	Transneft PJSC	371,751	0.1
		1,469,248	0.3

	South Korea: 1.3%
113,202	Samsung Electronics Co., Ltd.	6,367,304	1.3

	Total Preferred Stock
	(Cost $11,783,945)	10,686,346	2.2

	Total Long-Term Investments
	(Cost $442,858,660)	480,479,735	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Repurchase Agreements: 1.0%
1,128,501	(4) Bank of America Inc., Repurchase Agreement dated 01/31/22, 0.04%, due 02/01/22 (Repurchase Amount $1,128,502, collateralized by various U.S. Government Agency Obligations, 1.500%-4.500%, Market Value plus accrued interest $1,151,071, due 11/01/36-02/01/52)	$1,128,501	0.2
334,532	(4) Citigroup, Inc., Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $334,532, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $341,202, due 01/15/23-05/15/44)	334,532	0.1
1,128,501	(4) Daiwa Capital Markets, Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $1,128,503, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,151,071, due 02/17/22-02/01/52)	1,128,501	0.2
1,128,501	(4) HSBC Securities USA, Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $1,128,503, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,151,071, due 04/20/43-06/20/50)	1,128,501	0.3
1,128,501	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $1,128,503, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,151,071, due 08/01/24-11/20/51)	1,128,501	0.2

	Total Repurchase Agreements
	(Cost $4,848,536)	4,848,536	1.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
11,657,937	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $11,657,937)	$ 11,657,937	2.4

	Total Short-Term Investments
	(Cost $16,506,473)	16,506,473	3.4

	Total Investments in Securities (Cost $459,365,133)	$ 496,986,208	101.3
	Liabilities in Excess of Other Assets	(6,197,557)	(1.3)
	Net Assets	$ 490,788,651	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	26.5%
Financials	13.1
Consumer Discretionary	12.8
Communication Services	10.6
Energy	8.6
Consumer Staples	8.3
Materials	6.0
Industrials	5.1
Health Care	3.2
Utilities	2.2
Real Estate	1.5
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$5,809,092	$–	$–	$5,809,092
Australia	788,640	–	–	788,640
Brazil	24,709,072	–	–	24,709,072
Chile	2,544,342	–	–	2,544,342
China	19,325,086	94,113,787	–	113,438,873
Czech Republic	–	487,650	–	487,650
Egypt	1,302,986	2,667,149	–	3,970,135
Georgia	2,084,321	–	–	2,084,321
Germany	–	3,249,680	–	3,249,680
Greece	–	428,304	–	428,304
Hungary	430,380	2,678,593	–	3,108,973
India	3,273,651	65,304,685	–	68,578,336
Indonesia	–	9,949,310	–	9,949,310
Kazakhstan	–	2,641,718	–	2,641,718
Kenya	–	–	–	–
Kuwait	1,020,883	797,905	–	1,818,788
Malaysia	575,114	1,071,233	–	1,646,347
Mexico	17,907,256	–	–	17,907,256
Netherlands	–	9,437,188	–	9,437,188
Peru	710,176	–	–	710,176
Philippines	627,901	5,886,625	–	6,514,526
Poland	–	911,676	–	911,676
Qatar	463,452	–	–	463,452
Romania	–	201,327	–	201,327
Russia	14,693,294	10,327,746	–	25,021,040
Saudi Arabia	527,164	2,883,552	–	3,410,716
Singapore	2,019,415	–	–	2,019,415
South Africa	4,666,482	2,667,805	–	7,334,287
South Korea	4,004,696	50,566,475	–	54,571,171
Taiwan	–	76,753,998	–	76,753,998
Thailand	–	1,781,362	–	1,781,362
Turkey	5,189,236	752,135	–	5,941,371
United Arab Emirates	239,153	1,613,181	–	1,852,334
United Kingdom	3,667,768	–	–	3,667,768
United States	6,040,745	–	–	6,040,745
Total Common Stock	122,620,305	347,173,084	–	469,793,389
Preferred Stock	2,849,794	7,836,552	–	10,686,346
Short-Term Investments	11,657,937	4,848,536	–	16,506,473
Total Investments, at fair value	$137,128,036	$359,858,172	$–	$496,986,208
Other Financial Instruments+
Forward Foreign Currency Contracts	–	117	–	117
Total Assets	$137,128,036	$359,858,289	$–	$496,986,325
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(85)	$–	$(85)
Futures	(6,465)	–	–	(6,465)
Total Liabilities	$(6,465)	$(85)	$–	$(6,550)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 144,828	HKD 1,128,323	Brown Brothers Harriman & Co.	02/04/22	$117
USD 26,396	HKD 206,007	The Bank of New York Mellon	02/07/22	(35)
USD 39,617	HKD 309,161	The Bank of New York Mellon	02/07/22	(50)
				$32

At January 31, 2022, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	26	03/18/22	$1,592,240	$(6,465)
			$1,592,240	$(6,465)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $467,837,757.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$82,402,195
Gross Unrealized Depreciation	(52,923,107)
Net Unrealized Appreciation	$29,479,088